Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	169,586,104.74	14,727
Yield Supplement Overcollateralization Amount 03/31/23	2,914,831.85	0
Receivables Balance 03/31/23	172,500,936.59	14,727
Principal Payments	8,836,141.06	268
Defaulted Receivables	151,511.62	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	2,662,283.81	0
Pool Balance at 04/30/23	160,851,000.10	14,450

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.70%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,478,989.24	153
Past Due 61-90 days	655,086.83	36
Past Due 91-120 days	101,322.25	6
Past Due 121+ days	0.00	0
Total	3,235,398.32	195

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	229,879.52
Aggregate Net Losses/(Gains) - April 2023	(78,367.90)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.55%
Prior Net Losses/(Gains) Ratio	-0.34%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.15%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.32%
Weighted Average Contract Rate, Yield Adjusted	5.93%
Weighted Average Remaining Term	27.29

Flow of Funds	$ Amount
Collections	9,660,612.78
Investment Earnings on Cash Accounts	9,491.63
Servicing Fee	(143,750.78)
Transfer to Collection Account	-
Available Funds	9,526,353.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	125,419.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,550,709.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	618,532.34

Total Distributions of Available Funds	9,526,353.63

Servicing Fee	143,750.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	165,401,709.83
Principal Paid	8,735,104.64
Note Balance @ 05/15/23	156,666,605.19

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2b
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	50,821,709.83
Principal Paid	8,735,104.64
Note Balance @ 05/15/23	42,086,605.19
Note Factor @ 05/15/23	15.3376841%

Class A-4
Note Balance @ 04/17/23	76,910,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	76,910,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	25,110,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	12,560,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	172,716.65
Total Principal Paid	8,735,104.64
Total Paid	8,907,821.29

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	46,586.57
Principal Paid	8,735,104.64
Total Paid to A-3 Holders	8,781,691.21

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2069008
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.4639601
Total Distribution Amount	10.6708609

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1697761
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.8334717
Total A-3 Distribution Amount	32.0032478

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	520.97
Noteholders' Principal Distributable Amount	479.03

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	2,092,197.46
Investment Earnings	8,092.48
Investment Earnings Paid	(8,092.48)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$496,546.70	$605,441.01	$619,009.29
Number of Extensions	34	41	36
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.33%	0.32%